Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	08/17/15
Transaction Month	4
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	0.40730%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$107,594,666.76	0.4637701	$72,481,200.23	0.3124190	$35,113,466.53
Class A-2-A Notes	$186,000,000.00	1.0000000	$186,000,000.00	1.0000000	$-
Class A-2-B Notes	$230,000,000.00	1.0000000	$230,000,000.00	1.0000000	$-
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$1,044,664,666.76	0.8935861	$1,009,551,200.23	0.8635507	$35,113,466.53

Weighted Avg. Coupon (WAC)	3.20%		3.19%
Weighted Avg. Remaining Maturity (WARM)	56.10		55.14
Pool Receivables Balance	$1,115,269,022.59		$1,080,316,473.26
Remaining Number of Receivables	60,003		59,168

Adjusted Pool Balance	$1,082,576,894.15		$1,048,758,785.17

III. COLLECTIONS

Principal:
Principal Collections	$33,574,734.56
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$268,923.68
Total Principal Collections	$33,843,658.24

Interest:
Interest Collections	$2,984,761.94
Late Fees & Other Charges	$43,474.85
Interest on Repurchase Principal	$-
Total Interest Collections	$3,028,236.79

Collection Account Interest	$1,825.55
Reserve Account Interest	$170.67
Servicer Advances	$-

Total Collections	$36,873,891.25

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	08/17/15
Transaction Month	4
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$36,873,891.25
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$36,873,891.25

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$929,390.85	$-	$929,390.85	$929,390.85
Collection Account Interest					$1,825.55
Late Fees & Other Charges					$43,474.85
Total due to Servicer					$974,691.25

2. Class A Noteholders Interest:
Class A-1 Notes		$32,547.39		$32,547.39
Class A-2-A Notes		$106,950.00		$106,950.00
Class A-2-B Notes		$85,872.42		$85,872.42
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$680,644.47		$680,644.47	$680,644.47

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	$36,146.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	$68,942.50

7. Third Priority Principal Distribution:		$-		$-	$-

Available Funds Remaining:					$35,113,466.53

8. Regular Principal Distribution Amount:					$35,113,466.53

		Distributable Amount		Paid Amount
Class A-1 Notes				$35,113,466.53
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$36,674,127.06		$35,113,466.53
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$36,674,127.06		$35,113,466.53

9. Required Deposit to Reserve Account					0.00

10. Trustee Expenses					0.00

11. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$32,692,128.44
Beginning Period Amount	$32,692,128.44
Current Period Amortization	$1,134,440.35
Ending Period Required Amount	$31,557,688.09
Ending Period Amount	$31,557,688.09
Next Distribution Date Required Amount	$30,442,698.49

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$37,912,227.39	$39,207,584.94	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.16%	3.27%	3.40%
Overcollateralization as a % of Current Adjusted Pool	3.50%	3.74%	3.89%

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	08/17/15
Transaction Month	4
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.17%	58,674	99.03%	$1,069,821,056.18
30 - 60 Days	0.64%	378	0.75%	$8,155,811.68
61 - 90 Days	0.17%	100	0.19%	$2,061,118.00
91 + Days	0.03%	16	0.03%	$278,487.40
		59,168		$1,080,316,473.26
Total
Delinquent Receivables 61 + days past due	0.20%	116	0.22%	$2,339,605.40
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.18%	111	0.22%	$2,429,425.08
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.14%	83	0.15%	$1,749,377.80
Three-Month Average Delinquency Ratio	0.17%		0.20%

Repossession in Current Period		47		$1,133,078.84
Repossession Inventory		80		$832,305.80

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,377,814.77
Recoveries				$(268,923.68)
Net Charge-offs for Current Period				$1,108,891.09

Beginning Pool Balance for Current Period				$1,115,269,022.59

Net Loss Ratio				1.19%
Net Loss Ratio for 1st Preceding Collection Period				0.67%
Net Loss Ratio for 2nd Preceding Collection Period				0.26%
Three-Month Average Net Loss Ratio for Current Period				0.71%

Cumulative Net Losses for All Periods				$2,030,199.39
Cumulative Net Losses as a % of Initial Pool Balance				0.16%

Principal Balance of Extensions				$4,103,844.47
Number of Extensions				169